CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary share [Member] CNY (¥) shares	Ordinary share [Member] USD ($) shares	Treasury stock [Member] CNY (¥)	Treasury stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY (¥)	Accumulated other comprehensive loss [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Contingently redeemable noncontrolling Interest [Member] CNY (¥)	Contingently redeemable noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2015	¥ 1,433,788		¥ 105		¥ (6)		¥ 1,774,330		¥ (46,574)		¥ (336,329)		¥ 42,262		¥ 0
Balance, shares at Dec. 31, 2015 | shares			132,994,201	132,994,201
Net loss	(265,084)		¥ 0		0		0		0		(261,867)		(3,217)		0
Other comprehensive income (loss)	(41,394)		0		0		0		(41,394)		0		(3,523)		0
Share-based compensation	8,400		0		0		8,400		0		0		0		0
Share repurchase	¥ (30,402)		¥ 0		(2)		(30,400)		0		0		0		0
Share repurchase, shares | shares	(967,408)	(967,408)	(2,902,224)	(2,902,224)
Changes in ownership of MHM	¥ 129,985		¥ 0		0		99,915		0		0		30,070		0
Balance at Dec. 31, 2016	1,231,770		¥ 105		(8)		1,852,245		(87,968)		(598,196)		65,592		0
Balance, shares at Dec. 31, 2016 | shares			130,091,977	130,091,977
Cumulative adjustments for changes in accounting principles	0		¥ 0		0		(3,123)		0		3,123		0		0
Net loss	(285,684)		0		0		0		0		(284,320)		(1,364)		0
Other comprehensive income (loss)	40,550		0		0		0		40,550		0		3,849		0
Contribution from Noncontrolling interest	12,800		0		0		0		0		0		12,800		0
Share-based compensation	11,641		0		0		11,641		0		0		0		0
Disposal of subsidiaries	(8)		0		0		0		0		0		(8)		0
Balance at Dec. 31, 2017	1,014,918		¥ 105		(8)		1,860,763		(47,418)		(879,393)		80,869		0
Balance, shares at Dec. 31, 2017 | shares			130,091,977	130,091,977
Cumulative adjustments for changes in accounting principles	5,632		¥ 0		0		0		0		5,632		0		0
Net loss	(259,297)	$ (37,714)	0		0		0		0		(234,875)		(24,422)		0
Other comprehensive income (loss)	(41,203)	(5,993)	0		0		0		(41,203)		0		1,527		0
Accretion of contingently redeemable noncontrolling interests	(120,366)										(124,355)		3,989		120,366
Share-based compensation	11,139		0		0		11,139		0		0		0		0
Contribution from contingently redeemable noncontrolling interests	0		0		0		0		0		0		0		1,500,000
Acquisition of additional shares of non-wholly owned subsidiary	(58,315)		0		0		(35,770)		0		0		(22,545)		0
Restricted shares vested	0		¥ 0		0		0		0		0		0		0
Restricted shares vested (in shares) | shares			86,400	86,400
Acquisition of noncontrolling interests	99,480		¥ 0		0		0		0		0		99,480		0
Modification of noncontrolling interests	(100,000)		0		0		(77,195)		0		0		(22,805)		100,000
Balance at Dec. 31, 2018	¥ 553,515	$ 80,506	¥ 105	$ 15	¥ (8)	$ (1)	¥ 1,758,937	$ 255,827	¥ (88,621)	$ (12,889)	¥ (1,232,991)	$ (179,331)	¥ 116,093	$ 16,885	¥ 1,720,366	$ 250,217
Balance, shares at Dec. 31, 2018 | shares			130,178,377	130,178,377